Cover	Dec. 07, 2021
Cover [Abstract]
Entity Registrant Name	Kreido Biofuels, Inc.
Entity Central Index Key	0001342219
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 07, 2021
Entity Ex Transition Period	false
Entity File Number	000-55909
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3240178
Entity Address Address Line 1	Unit 1010-15, 11/F, Tower B
Entity Address Address Line 2	New Mandarin Plaza
Entity Address Address Line 3	14 Science Museum Road
Entity Address City Or Town	Tsim Sha Tsui, KLN
Entity Address Country	HK
City Area Code	852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	9862 6962